Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net income for the year	$ 1,592	$ 2,043
Defined benefit pension plans:
Remeasurements	(121)	(159)
Related income tax recovery	32	40
Defined benefit pension plans	(89)	(119)
Equity investments measured at fair value through other comprehensive income (FVTOCI):
(Decrease) increase in fair value	(302)	737
Related income tax recovery (expense)	40	(104)
Equity investments measured at FVTOCI	(262)	633
Items that will not be reclassified to net income	(351)	514
Cash flow hedging derivative instruments:
Unrealized (loss) gain in fair value of derivative instruments	(320)	66
Reclassification to net income of loss on debt derivatives	286	458
Reclassification to net income or property, plant and equipment of gain on expenditure derivatives	(36)	(61)
Reclassification to net income for accrued interest	(49)	(46)
Related income tax recovery (expense)	50	(29)
Cash flow hedging derivative instruments	(69)	388
Share of other comprehensive loss of equity-accounted investments, net of tax	(5)	(8)
Items that may subsequently be reclassified to net income	(74)	380
Other comprehensive (loss) income for the year	(425)	894
Comprehensive income for the year	$ 1,167	$ 2,937